                       SEMIANNUAL REPORT / APRIL 30, 2002

                             AIM GLOBAL GROWTH FUND

                                  [COVER IMAGE]

                                [AIM FUNDS LOGO]

                            --Registered Trademark--

================================================================================

                           IRISES BY VINCENT VAN GOGH

    VAN GOGH'S PAINTING OF INDIGO IRISES IS ONE OF HIS MASTERPIECES, PARTLY

       BECAUSE THE FLOWER HAS SUCH UNIVERSAL APPEAL. NAMED FOR THE GREEK

 GODDESS OF THE RAINBOW, IRISES GROW ALL OVER THE GLOBE. LIKE THE APPRECIATION

     OF BEAUTIFUL ART AND FLOWERS, INVESTING HAS CAUGHT THE IMAGINATION AND

                    INTEREST OF PEOPLE THROUGHOUT THE WORLD.

================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Growth Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales charge structure and class expenses.

o The fund's average annual total returns (including sales charges) for periods ending April 30, 2002, are as follows: Class A shares, inception (9/15/94), 6.79%; five years, 1.45%; one year, -17.38%. Class B shares, inception (9/15/94), 6.90%; five years, 1.51%; one year, -18.08%. Class C shares, inception (8/4/97), -1.29; one year, -14.62%.

o In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/02, the most recent calendar quarter-end, which were as follows: Class A shares, inception (9/15/94), 7.14%; five years, 2.12%; one year, -9.45%. Class B shares, inception (9/15/94), 7.27%; five years, 2.18%; one year, -10.16%. Class C shares, inception (8/4/97), -0.88%; one year, -6.32%.

o Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORIC PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT INFORMATION.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required from non-U.S. companies.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index is a group of global securities tracked by Morgan Stanley Capital International.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the U.S. stock market.

An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT
      AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL YOUR MONEY.

 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                    DEAR FELLOW SHAREHOLDER:

[PHOTO OF           In a letter to shareholders in spring 1995 fund reports,
ROBERT H.           before Alan Greenspan had uttered the words "irrational
GRAHAM]             exuberance," we cautioned our investors: "If you are
                    investing in mutual funds with expectations of double-digit returns every year, you will be disappointed. Maybe not today, but sometime in the future."

                       Depending on which AIM funds you own, there is a good
                    possibility you have experienced a loss during the past couple of years, perhaps including the six months covered by this report. Even investors who have not lost money may have been tempted to take their money out of the markets. We at AIM thank you for staying with us during this period.

                       Our nation and our markets have been badly shaken
                    recently: by terrorism and war, by the first recession in a decade, by a two-year bear market for equities, and by a loss of confidence in corporate governance and financial reporting stemming from the Enron collapse. It is obvious that markets got way ahead of themselves during the 1990s. Recall the euphoria about the Dow Jones Industrials breaking through the 10,000 mark. The Dow closed above that mark for the first time on March 29, 1999. As the period covered by this report closed, it was hovering around that mark.

   However, it would be foolish to replace irrational exuberance with equally irrational pessimism. Many of you who have only recently begun investing, perhaps as the markets were peaking in 1999 and 2000, may wonder whether markets ever produce positive returns. Nevertheless, the overwhelming majority of long-term investors, those who have been invested at least five years, are well ahead of where they started.

LONG-TERM OPTIMISM

One of our senior investment officers recently described what he considers the appropriate approach to the current equity markets: "optimism, tempered with rationality." I couldn't agree more. Looking at the long run, I cannot help being optimistic about the prospects for the U.S. economy. A great deal of the world's intellectual capital resides within our borders, and we enjoy a political and business structure that historically has provided unparalleled incentive for hard work and innovation. It takes effort not to be enthusiastic about the long-term state of the U.S. economy, and therefore of our equity markets.

   Beyond domestic equities, there are other investments with attractive potential. The likelihood of stable interest rates is strong, as the Federal Reserve has signaled its neutral stance in light of tame inflation and measured economic growth. Bonds typically do well in such a climate.

   The current international outlook is also favorable. Recent European economic data point to a pickup in manufacturing and consumer confidence. In Asia, export-led recovery is a dominant theme.

   No one, however, is anticipating a return to the heady days of the '90s, and a dose of realistic expectations would do us all well. Over the very long term--since before the Great Depression--domestic equities have produced average annual total returns of approximately 10%; fixed-income investments typically return less.

      As we warned seven years ago, bull markets do end. So do bear markets. The trouble is, no one can predict exactly when. In this environment, we at AIM can only promise to remain focused on two fundamental aspects of our business. The first is a disciplined investment process, which we know is the root of good performance over time. The other is excellent customer service, which you always deserve but probably need even more when markets are as volatile and generally disappointing as they have been lately.

YOUR FUND MANAGERS COMMENT

In the pages that follow, you will find your fund managers' more detailed discussion of factors that influenced your fund.

   Briefly, AIM Global Growth Fund regained its footing on the strength of its involvement in international markets. The fund's Class A shares posted returns of 5.01% during the six months ending April 30, 2002, excluding sales charges. More dramatically, since September 21, 2001--the day U.S. markets hit bottom in the wake of the terror attacks--Class A shares have risen 17.05%. For the six-month reporting period the fund narrowly outperformed its benchmark index, the MSCI AC World Free Index, which posted returns of 4.69% for the same period.

   You can always find timely information about your fund and the markets in general on our Web site, aimfunds.com. We invite you to visit it often. Our Client Services Department can be reached during regular business hours at 800-959-4246.

   Thank you for your continued participation in The AIM Family of Funds--Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
June 10, 2002

FUND SHOWS PROMISE OF A REBOUND FROM DOWNTURN

HOW DID AIM GLOBAL GROWTH FUND PERFORM?

AIM Global Growth Fund gained ground during the past six months. The positive movement was, in part, fueled by growth in international markets. Every major foreign market in the world outperformed the U.S. market during the first quarter of 2002. And all categories of foreign funds outperformed U.S. stock funds in the first quarter. AIM Global Growth Fund regained its footing partly on the strength of its involvement in international markets.

   The fund's Class A shares posted returns of 5.01% during the six months ending April 30, 2002. Class B and Class C shares returned 4.71%. More dramatically, since September 21, 2001 - the day U.S. markets hit bottom in the wake of the terror attacks - the fund gained 17.05%. (All returns are at net asset value and exclude sales charges.)

   The fund outperformed its benchmark index, the MSCI AC World Free Index, which posted returns of 4.69%. Further, the fund produced higher returns than the S&P 500 Index, considered representative of the broad domestic equity market. The S&P 500 Index increased by only 2.31% over the six months.

WHAT WERE MAJOR TRENDS IN THE STOCK MARKET?

Uncertainty creates problems for stock markets because it is not quantifiable. And uncertainty - based upon the Israeli-Palestinian conflict and the U.S.-led war on terrorism - has penetrated U.S. markets and limited growth as the nation recovers from recession. Additionally, problems at leading U.S. firms spawned investor concerns about corporate management and accounting practices. These concerns persist.

   Analysts declared the recession ended as companies produced strong growth during the first quarter. Gross domestic product had recovered, interest rates were low and the Federal Reserve Board assumed a neutral position in its first rate-setting meeting of 2002. Furthermore, corporate profit margins were improving.

     Now, though, the national economic rebound has slowed. Major industries like construction, manufacturing, telecommunications and automobiles endured sharp job losses late in the reporting period. In addition, U.S. consumer confidence fell in April, if only slightly, suggesting the nation was still concerned about economic questions and the potential for war.

================================================================================

FUND AT A GLANCE

AIM Global Growth Fund is for shareholders seeking capital growth. The fund invests in mid- and large-size companies that have demonstrated superior earnings growth.

                                     [PHOTO]

INVESTMENT STYLE: GROWTH (focuses on the growth potential of a company's earnings, the most tangible measure of growth and success)

o   Has minimal exposure to emerging markets

o Invests in companies with strong global market position and strong earnings potential

o Maintains a substantial percentage of its portfolio in United States companies

================================================================================

WHAT HAPPENED IN GLOBAL MARKETS DURING THE REPORTING PERIOD?

Following an extended period of time wherein U.S. markets dominated global economic activity, that scenario reversed itself in the opening months of 2002. During the first quarter of the year, all regions of the world outperformed the U.S. market.

   Highlights of international progress in the first quarter included major economic gains by Asia, South Korea, Indonesia, Thailand and the Philippines. Even Latin America, while being hurt by problems in Argentina, moved higher. Mexico especially showed strong economic progress in the quarter. Both Europe and Japan posted smaller gains for the quarter.

   Currency value fluctuations had little impact upon AIM Global Growth Fund in the reporting period. The Euro was down about 2%, the Canadian dollar was flat, and the Yen gained ground slightly.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

Even though global value stocks outperformed global growth stocks by more than 2%, fund managers were able to improve the position of AIM Global Growth Fund because the fund's investment discipline meshes with the current market environment. Thus, the overall market is rewarding funds that move toward earnings growth.

   Select companies in almost every sector contributed to the fund's performance, in particular technology, energy, financial and retail companies. Hurting fund performance were companies in the telecom sector, and managers have sold most of the exposure there. Several Japanese companies also hurt performance, and the fund did have minimal exposure in Israel - which was battered by the recent military/terrorist activity.

PORTFOLIO COMPOSITION

As of 4/30/02, based on total net assets

=====================================================================================================
TOP 10 HOLDINGS                                         TOP 10  INDUSTRIES
-----------------------------------------------------------------------------------------------------
1.  BNP Paribas S.A. (France)                   2.3%    1.  Pharmaceuticals                     13.8%

2.  Altana A.G. (Germany)                       2.2     2.  Banks 10.0

3.  Royal Bank of Scotland Group PLC                    3.  Diversified Financial Services       5.1
    (United Kingdom)                            2.2

4.  Samsung Electronics Co., Ltd. (South Korea) 1.7     4.  Integrated Oil & Gas                 4.4

5.  Pfizer Inc.                                 1.5     5.  Semiconductors 4.3

6.  TotalFinaElf S.A. (France)                  1.4     6.  Electronic Equipment & Instruments   3.6

7.  Reckitt Benckiser PLC (United Kingdom)      1.4     7.  Automobile Manufacturers             3.4

8.  Next PLC (United Kingdom)                   1.4     8.  Health Care Equipment                2.2

9.  Bank of Ireland (Ireland)                   1.4     9.  General Merchandise Stores           2.2

10. Johnson & Johnson                           1.3     10. Multi-Line Insurance                 2.0

The fund's portfolio is subject to change, and there is no guarantee that the fund will continue to hold any particular security.
=====================================================================================================

   Near the end of the reporting period, about 70% of assets were invested in large-cap stocks, with about 30% of assets in mid-cap stocks. Only about 41% of AIM Global Growth Fund assets were invested in the U.S. About 30% of assets are invested in France, United Kingdom, Japan and Germany.

CAN YOU DISCUSS SOME STOCK HOLDINGS?

Listed below are five stocks, four of which performed well and one that was disappointing:

   ALTANA is a German pharmaceutical company whose ulcer drug
Protonix/Pantoprazol is gaining market share globally, and especially in the U.S. Altana's positive earnings momentum from this drug and its promising pipeline benefited the fund.

   SAMSUNG ELECTRONICS is the world's largest producer of DRAM semiconductor chips, as well as a top producer of mobile telephone handsets and LCD screens. The company's most recent earnings result highlighted its gains in market share in all three areas.

   RECKITT BENCKISER is the world's largest household cleaning goods company. The firm continues to deliver strong earnings growth, driven by products like Lysol disinfectant, Wizard air fresheners and Electrasol automatic dishwasher detergent.

   BANK OF IRELAND is a linchpin of the Irish economy since 1783 and now has 250 retail branches in the republic. As Europe's fastest growing economy is again accelerating after experiencing a slowdown on the back of the U.S. economic slump, the bank's shares have benefited as investors are anticipating stronger earnings in the months ahead.

   FUJI PHOTO FILM did not perform as expected. The firm is one of the world's leading producers of camera film, photographic paper, and digital cameras. Share performance suffered when a sales slowdown hurt earnings in the days following the terrorist attacks on the U.S.

WHAT WERE CONDITIONS LIKE AT THE CLOSE OF THE REPORTING PERIOD?

Markets were volatile as investors kept a close eye on developments at home and abroad. While the recession had apparently ended, full economic recovery remained elusive in the U.S. Although the nation's GDP grew at a torrid 5.6% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that was unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling. The nation's unemployment rate fluctuated modestly during the reporting period and stood at 6.0% in April, as companies were reluctant to expand their payrolls.

   In contrast, global corporate profit margins were improving, while interest rates and inflation were low. Consumer confidence - despite a slip in April - generally rose over the reporting period. And consumer spending, which accounts for about two-thirds of economic activity, remained healthy.

   But international investors remained cautious as concerns persisted about the economy, corporate management and accounting veracity, plus the potential for more military conflicts in global hot spots.

PORTFOLIO MANAGEMENT TEAM

 Monika H. Degan
 A. Dale Griffin
 Benjamin A. Hock, Jr.
 Jason T. Holzer
 Clas G. Olsson
 Jonathan C. Schoolar
 Barrett K. Sides

          See important fund and index disclosures inside front cover.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)

                                                                 MARKET
                                                  SHARES         VALUE
DOMESTIC COMMON STOCKS-39.77%

AEROSPACE & DEFENSE-0.96%

Lockheed Martin Corp.                               125,000   $  7,862,500
==========================================================================

APPLICATION SOFTWARE-0.51%

Electronic Arts Inc.(a)                              70,000      4,133,500
==========================================================================

BANKS-0.75%

Bank of America Corp.                                85,000      6,160,800
==========================================================================

BIOTECHNOLOGY-1.26%

Amgen Inc.(a)                                       100,000      5,288,000
--------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                        91,000      5,000,450
==========================================================================
                                                                10,288,450
==========================================================================

BROADCASTING & CABLE TV-0.56%

Univision Communications Inc.-Class A(a)            115,000      4,595,400
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.45%

EMC Corp.(a)                                        400,000      3,656,000
==========================================================================

DATA PROCESSING SERVICES-0.49%

First Data Corp.                                     50,000      3,974,500
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-5.08%

American Express Co.                                145,000      5,946,450
--------------------------------------------------------------------------
Citigroup Inc.                                      230,000      9,959,000
--------------------------------------------------------------------------
Freddie Mac                                          85,000      5,554,750
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      80,000      6,300,000
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                    130,000      6,203,600
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                        330,000      3,758,700
--------------------------------------------------------------------------
Stilwell Financial, Inc.                            180,000      3,844,800
==========================================================================
                                                                41,567,300
==========================================================================

GENERAL MERCHANDISE STORES-1.28%

Wal-Mart Stores, Inc.                               188,000     10,501,680
==========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.66%

AmerisourceBergen Corp.                              70,000      5,425,000
==========================================================================

HEALTH CARE EQUIPMENT-2.17%

Baxter International Inc.                           140,000      7,966,000
--------------------------------------------------------------------------
Medtronic, Inc.                                      65,000      2,904,850
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                            83,000      6,906,430
==========================================================================
                                                                17,777,280
==========================================================================

HEALTH CARE FACILITIES-1.14%

Tenet Healthcare Corp.(a)                           127,000      9,317,990
==========================================================================

HOME IMPROVEMENT RETAIL-0.94%

Home Depot, Inc. (The)                              165,000      7,651,050
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE

HOTELS-1.35%

Carnival Corp.                                      145,000   $  4,829,950
--------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.           165,000      6,237,000
==========================================================================
                                                                11,066,950
==========================================================================

INDUSTRIAL CONGLOMERATES-0.89%

General Electric Co.                                230,000      7,256,500
==========================================================================

IT CONSULTING & SERVICES-0.51%

SunGard Data Systems Inc.(a)                        140,000      4,166,400
==========================================================================

LIFE & HEALTH INSURANCE-0.79%

Prudential Financial, Inc.(a)                       201,000      6,452,100
==========================================================================

MOVIES & ENTERTAINMENT-0.85%

Viacom Inc.-Class B(a)                              148,000      6,970,800
==========================================================================

MULTI-LINE INSURANCE-0.73%

American International Group, Inc.                   87,000      6,013,440
==========================================================================

NETWORKING EQUIPMENT-0.95%

Brocade Communications Systems, Inc.(a)             140,000      3,582,600
--------------------------------------------------------------------------
Cisco Systems, Inc.(a)                              285,000      4,175,250
==========================================================================
                                                                 7,757,850
==========================================================================

OIL & GAS DRILLING-1.28%

ENSCO International Inc.                            135,000      4,557,600
--------------------------------------------------------------------------
Nabors Industries, Inc.(a)                          130,000      5,921,500
==========================================================================
                                                                10,479,100
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.40%

BJ Services Co.(a)                                   90,000      3,306,600
==========================================================================

PHARMACEUTICALS-5.92%

Abbott Laboratories                                 110,000      5,934,500
--------------------------------------------------------------------------
Allergan, Inc.                                       51,000      3,361,410
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         55,000      4,242,700
--------------------------------------------------------------------------
Johnson & Johnson                                   167,000     10,664,620
--------------------------------------------------------------------------
Pfizer Inc.                                         332,000     12,068,200
--------------------------------------------------------------------------
Pharmacia Corp.                                      95,000      3,916,850
--------------------------------------------------------------------------
Wyeth                                               145,000      8,265,000
==========================================================================
                                                                48,453,280
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.48%

Travelers Property Casualty Corp.-Class A(a)        211,000      3,922,490
==========================================================================

RESTAURANTS-0.83%

Tricon Global Restaurants, Inc.(a)                  108,000      6,810,480
==========================================================================

SEMICONDUCTOR EQUIPMENT-1.77%

Applied Materials, Inc.(a)                          302,000      7,344,640
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Novellus Systems, Inc.(a)                           150,000   $  7,110,000
==========================================================================
                                                                14,454,640
==========================================================================

SEMICONDUCTORS-3.74%

Broadcom Corp.-Class A(a)                           127,000      4,381,500
--------------------------------------------------------------------------
Intel Corp.                                         217,000      6,208,370
--------------------------------------------------------------------------
Microchip Technology Inc.(a)                        103,000      4,583,500
--------------------------------------------------------------------------
Texas Instruments Inc.                              260,000      8,041,800
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                     195,000      7,363,200
==========================================================================
                                                                30,578,370
==========================================================================

SOFT DRINKS-0.60%

PepsiCo, Inc.                                        95,000      4,930,500
==========================================================================

SYSTEMS SOFTWARE-1.24%

Microsoft Corp.(a)                                  115,000      6,009,900
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                           145,000      4,109,300
==========================================================================
                                                                10,119,200
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.19%

JDS Uniphase Corp.(a)                               124,700        541,198
--------------------------------------------------------------------------
Motorola, Inc.                                      400,000      6,160,000
--------------------------------------------------------------------------
QUALCOMM Inc.(a)                                    100,000      3,016,000
==========================================================================
                                                                 9,717,198
==========================================================================
    Total Domestic Common Stocks (Cost
      $314,169,473)                                            325,367,348
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-55.22%

AUSTRALIA-1.21%

AMP Ltd. (Multi-Line Insurance)                     392,040      3,880,936
--------------------------------------------------------------------------
BHP Billiton Ltd. (Diversified Metals &
  Mining)                                         1,037,000      6,028,745
==========================================================================
                                                                 9,909,681
==========================================================================

BERMUDA-1.76%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                      103,000      2,208,320
--------------------------------------------------------------------------
ACE Ltd. (Property & Casualty Insurance)             96,000      4,177,920
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Property & Casualty
  Insurance)                                         85,000      8,019,750
==========================================================================
                                                                14,405,990
==========================================================================

BRAZIL-0.64%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                         250,700      5,257,179
==========================================================================

CANADA-1.46%

Biovail Corp. (Pharmaceuticals)(a)                  123,300      4,657,041
--------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                        175,600      5,102,868
--------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)           62,000      2,154,288
==========================================================================
                                                                11,914,197
==========================================================================

DENMARK-0.22%

Novo Nordisk A.S.-Class B (Pharmaceuticals)          62,210      1,823,567
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE

FRANCE-9.98%

Accor S.A. (Hotels)(a)                               63,600   $  2,568,500
--------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                       64,000      4,543,022
--------------------------------------------------------------------------
BNP Paribas S.A. (Banks)                            355,800     18,577,919
--------------------------------------------------------------------------
Credit Agricole S.A. (Banks)                        434,400      9,174,469
--------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                    211,200     10,495,331
--------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                  147,000      4,486,216
--------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)            156,800     10,029,361
--------------------------------------------------------------------------
Thomson Multimedia (Consumer Electronics)(a)        132,200      3,612,046
--------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)             77,859     11,789,569
--------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)              99,750      6,375,796
==========================================================================
                                                                81,652,229
==========================================================================

GERMANY-5.49%

Allianz A.G. (Multi-Line Insurance)                  28,640      6,729,405
--------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                       323,380     18,078,729
--------------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                    179,287      7,150,158
--------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                                 32,900      8,145,012
--------------------------------------------------------------------------
Schering A.G. (Pharmaceuticals)                      78,800      4,795,524
==========================================================================
                                                                44,898,828
==========================================================================

HONG KONG-0.81%

Cheung Kong Holdings Ltd. (Real Estate
  Management & Development)                         440,000      4,188,945
--------------------------------------------------------------------------
China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                      748,000      2,450,462
==========================================================================
                                                                 6,639,407
==========================================================================

INDIA-0.41%

Infosys Technologies Ltd.-ADR (IT Consulting
  & Services)                                        53,500      3,319,675
==========================================================================

IRELAND-1.38%

Bank of Ireland (Banks)                             969,200     11,255,538
==========================================================================

ISRAEL-1.30%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 189,800     10,630,698
==========================================================================

ITALY-3.01%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A (Highways & Railtracks)        1,229,800      9,986,290
--------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                   604,200      9,274,024
--------------------------------------------------------------------------
Luxottica Group S.p.A.-ADR (Health Care
  Supplies)                                          33,700        677,370
--------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)(a)             1,018,500      4,722,059
==========================================================================
                                                                24,659,743
==========================================================================

JAPAN-7.51%

Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                       15,220        129,370
--------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                          63,000      1,999,222
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
JAPAN-(CONTINUED)

Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                 311,000   $  7,595,395
--------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                           44,000      3,439,372
--------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                     96,000      4,300,848
--------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                      102,000      7,584,351
--------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment &
  Instruments)                                       23,100      4,669,589
--------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Components &
  Equipment)                                        191,100      6,287,260
--------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(a)                                        1,696      4,313,541
--------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)                215,000      4,005,017
--------------------------------------------------------------------------
SEGA Corp. (Consumer Electronics)(a)                230,000      5,152,057
--------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                  57,000      2,491,561
--------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)       200,200      5,449,949
--------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)          150,100      4,039,403
==========================================================================
                                                                61,456,935
==========================================================================

MEXICO-1.81%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)             137,300      2,560,645
--------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.- Class L-ADR
  (Integrated Telecommunication Services)           137,300      5,195,432
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                    2,536,200      7,095,586
==========================================================================
                                                                14,851,663
==========================================================================

NETHERLANDS-1.30%

Gucci Group N.V. (Apparel & Accessories)             22,000      2,129,091
--------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)                            163,200      5,034,976
--------------------------------------------------------------------------
TPG N.V. (Air Freight & Couriers)                   161,500      3,496,638
==========================================================================
                                                                10,660,705
==========================================================================

PORTUGAL-0.48%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                       539,500      3,934,047
==========================================================================

SOUTH KOREA-2.17%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)                           46,100     13,661,908
--------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                       191,000      4,085,490
==========================================================================
                                                                17,747,398
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE

SPAIN-2.02%

Banco Popular Espanol S.A. (Banks)                  237,000   $  9,709,979
--------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                        329,700      6,794,036
==========================================================================
                                                                16,504,015
==========================================================================

SWEDEN-0.80%

Securitas A.B.-Class B (Diversified
  Commercial Services)                              353,800      6,589,161
==========================================================================

SWITZERLAND-3.64%

AdDecco S.A. (Employment Services)                  119,400      7,566,306
--------------------------------------------------------------------------
Alcon, Inc. (Health Care Supplies)(a)               130,000      4,504,500
--------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)                 39,200      9,281,978
--------------------------------------------------------------------------
STMicroelectronics N.V. (Semiconductors)            134,200      4,168,067
--------------------------------------------------------------------------
UBS A.G. (Banks)                                     88,000      4,249,026
==========================================================================
                                                                29,769,877
==========================================================================

UNITED KINGDOM-7.82%

BP PLC (Integrated Oil & Gas)                       798,500      6,814,597
--------------------------------------------------------------------------
Marks & Spencer Group PLC (Department Stores)       358,200      2,072,786
--------------------------------------------------------------------------
Next PLC (Department Stores)                        759,300     11,515,793
--------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)          661,000     11,706,204
--------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                       1,096,400      4,322,895
--------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)            624,400     17,911,269
--------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                        778,900      5,546,061
--------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)           716,100      4,075,990
==========================================================================
                                                                63,965,595
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $405,289,617)                            451,846,128
==========================================================================

MONEY MARKET FUNDS-2.53%

STIC Liquid Assets Portfolio(b)                  10,342,428     10,342,428
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                          10,342,428     10,342,428
==========================================================================
    Total Money Market Funds (Cost
      $20,684,856)                                              20,684,856
==========================================================================
TOTAL INVESTMENTS--97.52% (Cost $740,143,946)                  797,898,332
==========================================================================
OTHER ASSETS LESS LIABILITIES--2.48%                            20,329,433
==========================================================================
NET ASSETS-100.00%                                            $818,227,765
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
---------------------------------------------------------------
APRIL 30, 2002
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $740,143,946)*                               $797,898,332
-----------------------------------------------------------
Foreign currencies, at value (cost
  $8,079,973)                                     8,069,546
-----------------------------------------------------------
Receivables for:
  Investments sold                               13,442,466
-----------------------------------------------------------
  Capital stock sold                             11,069,449
-----------------------------------------------------------
  Dividends and interest                          1,652,634
-----------------------------------------------------------
Investment for deferred compensation plan            46,506
-----------------------------------------------------------
Collateral for securities loaned                110,468,536
-----------------------------------------------------------
Other assets                                         28,092
===========================================================
     Total assets                               942,675,561
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          10,532,316
-----------------------------------------------------------
  Capital stock reacquired                        2,113,391
-----------------------------------------------------------
  Deferred compensation plan                         46,506
-----------------------------------------------------------
  Collateral upon return of securities loaned   110,468,536
-----------------------------------------------------------
Accrued distribution fees                           603,554
-----------------------------------------------------------
Accrued directors' fees                               1,198
-----------------------------------------------------------
Accrued transfer agent fees                         450,905
-----------------------------------------------------------
Accrued operating expenses                          231,390
===========================================================
     Total liabilities                          124,447,796
===========================================================
Net assets applicable to shares outstanding    $818,227,765
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $459,695,929
___________________________________________________________
===========================================================
Class B                                        $309,384,962
___________________________________________________________
===========================================================
Class C                                        $ 49,146,874
___________________________________________________________
===========================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                    30,040,612
___________________________________________________________
===========================================================
Class B:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                    21,102,916
___________________________________________________________
===========================================================
Class C:
  Authorized                                    240,000,000
-----------------------------------------------------------
  Outstanding                                     3,350,638
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.30
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $15.30 4 95.25%)      $      16.06
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      14.66
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      14.67
___________________________________________________________
===========================================================


* At April 30, 2002, securities with an aggregate market value of $105,961,461 were on loan to brokers.

STATEMENT OF OPERATIONS
---------------------------------------------------------------
FOR THE SIX MONTHS ENDED APRIL 30, 2002
(UNAUDITED)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $228,928)                                    $  2,876,587
-----------------------------------------------------------
Dividends from affiliated money market funds        346,116
-----------------------------------------------------------
Interest                                              8,600
-----------------------------------------------------------
Security lending income                             158,348
===========================================================
    Total investment income                       3,389,651
===========================================================

EXPENSES:

Advisory fees                                     3,625,495
-----------------------------------------------------------
Administrative services fees                         77,365
-----------------------------------------------------------
Custodian fees                                      268,603
-----------------------------------------------------------
Distribution fees -- Class A                      1,132,727
-----------------------------------------------------------
Distribution fees -- Class B                      1,742,095
-----------------------------------------------------------
Distribution fees -- Class C                        257,172
-----------------------------------------------------------
Transfer agent fees -- Class A                      994,466
-----------------------------------------------------------
Transfer agent fees -- Class B                      766,952
-----------------------------------------------------------
Transfer agent fees -- Class C                      113,219
-----------------------------------------------------------
Directors' fees                                       5,577
-----------------------------------------------------------
Other                                               240,159
===========================================================
    Total expenses                                9,223,830
===========================================================
Less: Fees waived                                    (3,730)
-----------------------------------------------------------
    Expenses paid indirectly                         (4,894)
===========================================================
    Net expenses                                  9,215,206
===========================================================
Net investment income (loss)                     (5,825,555)
===========================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (13,965,426)
-----------------------------------------------------------
  Foreign currencies                                (24,509)
===========================================================
                                                (13,989,935)
===========================================================
Change in net unrealized appreciation of:
  Investment securities                          61,942,592
-----------------------------------------------------------
  Foreign currencies                                 23,332
===========================================================
                                                 61,965,924
===========================================================
Net gain from investment securities and
  foreign currencies                             47,975,989
===========================================================
Net increase in net assets resulting from
  operations                                   $ 42,150,434
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002 AND THE YEAR ENDED OCTOBER 31, 2001 (UNAUDITED)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2002              2001
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (5,825,555)   $  (11,009,991)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                    (13,989,935)     (339,476,149)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  61,965,924      (334,408,214)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   42,150,434      (684,894,354)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (1,427,057)
----------------------------------------------------------------------------------------------
  Class B                                                                 --        (1,483,758)
----------------------------------------------------------------------------------------------
  Class C                                                                 --          (173,903)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (2,270,728)      (30,347,996)
----------------------------------------------------------------------------------------------
  Class B                                                        (77,151,499)     (115,804,932)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,907,578)        2,328,723
==============================================================================================
    Net increase (decrease) in net assets                        (42,179,371)     (831,803,277)
==============================================================================================

NET ASSETS:

  Beginning of period                                            860,407,136     1,692,210,413
==============================================================================================
  End of period                                               $  818,227,765    $  860,407,136
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,124,905,474    $1,209,235,279
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (5,886,788)          (61,233)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                            (358,477,441)     (344,487,506)
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                             57,686,520        (4,279,404)
==============================================================================================
                                                              $  818,227,765    $  860,407,136
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APRIL 30, 2002
(UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Growth Fund (the "Fund") is a series portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Directors.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       The Fund has a capital loss carryforward of $339,470,549 as of October 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $1 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the six months ended April 30, 2002, AIM waived fees of $3,730.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2002, AIM was paid $77,365 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2002, AFS was paid $1,000,983 for such services.

  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended April 30, 2002, the Class A, Class B and Class C shares paid AIM Distributors $1,132,727, $1,742,095 and $257,172, respectively, as compensation under the Plans.

  AIM Distributors retained commissions of $42,091 from sales of the Class A shares of the Fund during the six months ended April 30, 2002. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2002, AIM Distributors retained $8,634, $143 and $4,832 in contingent deferred sales charges imposed on redemptions of Class A, Class B and Class C shares, respectively.

  Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.

  During the six months ended April 30, 2002, the Fund paid legal fees of $4,551 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,890 and reductions in custodian fees of $4 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $4,894.

NOTE 4--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

  Effective May 21, 2002, the Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2002, securities with an aggregate value of $105,961,461 were on loan to brokers. The loans were secured by cash collateral of $110,468,536 received by the Fund and invested in STIC Liquid Assets Portfolio, an affiliated money market Fund. For the six months ended April 30, 2002, the Fund received fees of $158,348 for securities lending.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2002 was $388,433,269 and $476,156,696, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 86,468,126
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (31,460,696)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 55,007,430
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $742,890,902.

NOTE 8--CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2002 and the year ended October 31, 2001 were as follows:

                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                    {APRIL 30, 2002                {OCTOBER 31, 2001
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    -----------    -------------
Sold:
  Class A                                                      17,810,969    $ 271,785,721     22,586,351    $ 407,568,683
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         658,509        9,659,414      2,605,609       48,789,699
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         436,594        6,385,476      2,107,158       38,028,226
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --         62,001        1,403,687
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         68,397        1,494,466
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --          9,643          210,693
==========================================================================================================================
Reacquired:
  Class A                                                     (17,929,106)    (274,056,449)   (24,582,846)    (439,320,366)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,922,522)     (86,810,913)    (9,939,010)    (166,089,097)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (771,508)     (11,293,054)    (2,134,027)     (35,910,196)
==========================================================================================================================
                                                               (5,717,064)   $ (84,329,805)    (9,216,724)   $(143,824,205)
__________________________________________________________________________________________________________________________
==========================================================================================================================


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        --------------------------------------------------------
                                                       2002(a)           2001      2000(a)       1999        1998        1997
                                                      ----------       --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  14.58        $  24.83    $  23.43    $  17.91    $  16.65    $  14.20
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss                                     (0.09)          (0.13)      (0.03)      (0.10)      (0.05)      (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.81          (10.08)       2.77        6.12        1.74        2.49
===============================================================================================================================
    Total from investment operations                       0.72          (10.21)       2.74        6.02        1.69        2.45
===============================================================================================================================
Less distributions from net realized gains                   --           (0.04)      (1.34)      (0.50)      (0.43)         --
===============================================================================================================================
Net asset value, end of period                         $  15.30        $  14.58    $  24.83    $  23.43    $  17.91    $  16.65
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            4.94%         (41.17)%     11.52%      34.43%      10.43%      17.25%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $459,696        $439,612    $796,992    $388,549    $219,050    $178,917
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         1.93%(c)        1.68%       1.62%       1.67%       1.70%       1.76%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      1.93%(c)        1.79%       1.63%       1.67%       1.70%       1.76%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.13)%(c)      (0.66)%     (0.10)%     (0.57)%     (0.27)%     (0.30)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                      48%            134%        110%         93%         97%         96%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $456,845,865.


                                                                                       CLASS B
                                                      -------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                           YEAR ENDED OCTOBER 31,
                                                      APRIL 30,        --------------------------------------------------------
                                                       2002(a)           2001      2000(a)     1999(a)     1998(a)       1997
                                                      ----------       --------    --------    --------    --------    --------
Net asset value, beginning of period                   $  14.00        $  23.98    $  22.78    $  17.52    $  16.39    $  14.05
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.12)          (0.24)      (0.17)      (0.23)      (0.15)      (0.11)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        0.78           (9.70)       2.71        5.99        1.71        2.45
===============================================================================================================================
    Total from investment operations                       0.66           (9.94)       2.54        5.76        1.56        2.34
===============================================================================================================================
Less distributions from net realized gains                   --           (0.04)      (1.34)      (0.50)      (0.43)         --
===============================================================================================================================
Net asset value, end of period                         $  14.66        $  14.00    $  23.98    $  22.78    $  17.52    $  16.39
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                            4.71%         (41.50)%     10.95%      33.69%       9.78%      16.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $309,385        $369,171    $806,409    $425,345    $282,456    $224,225
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         2.43%(c)        2.19%       2.16%       2.23%       2.26%       2.29%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      2.43%(c)        2.30%       2.17%       2.23%       2.26%       2.29%
===============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                  (1.63)%(c)      (1.16)%     (0.64)%     (1.13)%     (0.83)%     (0.83)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                      48%            134%        110%         93%         97%         96%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $351,306,416.


                                                                                 CLASS C
                                                 ------------------------------------------------------------------------
                                                                                                           AUGUST 4, 1997
                                                 SIX MONTHS                                                (DATE SALES
                                                  ENDED                 YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                 APRIL 30,     ----------------------------------------    OCTOBER 31,
                                                 2002(a)        2001      2000(a)    1999(a)    1998(a)       1997
                                                 ----------    -------    -------    -------    -------    --------------
Net asset value, beginning of period              $ 14.01      $ 23.98    $22.79     $17.52     $16.39         $17.39
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.12)       (0.22)    (0.17)     (0.23)     (0.15)         (0.03)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         0.78        (9.71)     2.70       6.00       1.71          (0.97)
=========================================================================================================================
    Total from investment operations                 0.66        (9.93)     2.53       5.77       1.56          (1.00)
=========================================================================================================================
Less distributions from net realized gains             --        (0.04)    (1.34)     (0.50)     (0.43)            --
=========================================================================================================================
Net asset value, end of period                    $ 14.67      $ 14.01    $23.98     $22.79     $17.52         $16.39
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                      4.71%      (41.46)%   10.90%     33.69%      9.78%         (5.75)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $49,147      $51,624   $88,810    $31,356    $11,765         $1,100
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                   2.43%(c)     2.19%     2.16%      2.23%      2.26%          2.29%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                2.43%(c)     2.30%     2.17%      2.23%      2.26%          2.29%(d)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (1.63)%(c)   (1.16)%   (0.64)%    (1.13)%    (0.83)%        (0.83)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                48%         134%      110%        93%        97%            96%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,860,679.
(d)  Annualized.

GLOBAL GROWTH FUND

BOARD OF TRUSTEES                                 OFFICERS                                  OFFICE OF THE FUND

Robert H. Graham                                  Robert H. Graham                          11 Greenway Plaza
                                                  Chairman and President                    Suite 100
Frank S. Bayley                                                                             Houston, TX 77046
                                                  Carol F. Relihan
Bruce L. Crockett                                 Senior Vice President and Secretary       INVESTMENT ADVISOR

Albert R. Dowden                                  Gary T. Crum                              A I M Advisors, Inc.
                                                  Senior Vice President                     11 Greenway Plaza
Edward K. Dunn Jr.                                                                          Suite 100
                                                  Dana R. Sutton                            Houston, TX 77046
Jack M. Fields                                    Vice President and Treasurer
                                                                                            TRANSFER AGENT
Carl Frischling                                   Robert G. Alley
                                                  Vice President                            A I M Fund Services, Inc.
Prema Mathai-Davis                                                                          P.O. Box 4739
                                                  Stuart W. Coco                            Houston, TX 77210-4739
Lewis F. Pennock                                  Vice President
                                                                                            CUSTODIAN
Ruth H. Quigley                                   Melville B. Cox
                                                  Vice President                            State Street Bank and Trust Company
Louis S. Sklar                                                                              225 Franklin Street
                                                  Edgar M. Larsen                           Boston, MA 02110
                                                  Vice President
                                                                                            COUNSEL TO THE FUND

                                                                                            Ballard Spahr
                                                                                            Andrews & Ingersoll, LLP
                                                                                            1735 Market Street
                                                                                            Philadelphia, PA 19103

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                                                            919 Third Avenue
                                                                                            New York, NY 10022

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

                          EQUITY FUNDS

DOMESTIC EQUITY FUNDS                   INTERNATIONAL/GLOBAL EQUITY FUNDS   A I M Management Group Inc. has provided
                                                                            leadership in the mutual fund industry
        MORE AGGRESSIVE                         MORE AGGRESSIVE             since 1976 and manages approximately $158 billion
                                                                            in assets for more than 9 million shareholders,
AIM Small Cap Opportunities(1)          AIM Developing Markets              including individual investors, corporate clients
AIM Mid Cap Opportunities(1)            AIM European Small Company          and financial institutions.*
AIM Large Cap Opportunities(1)          AIM Asian Growth
AIM Emerging Growth                     AIM International Emerging Growth      The AIM Family of Funds--Registered
AIM Small Cap Growth(2)                 AIM Global Aggressive Growth        Trademark-- is distributed nationwide. AIM
AIM Aggressive Growth                   AIM European Development            is a subsidiary of AMVESCAP PLC, one of the world's
AIM Mid Cap Growth                      AIM Euroland Growth                 largest independent financial services companies with
AIM Dent Demographic Trends             AIM International Equity            $400 billion in assets under management.*
AIM Constellation                       AIM Global Growth
AIM Large Cap Growth                    AIM Worldwide Spectrum
AIM Weingarten                          AIM Global Trends
AIM Small Cap Equity                    AIM International Value(4)
AIM Capital Development
AIM Mid Cap Equity                              MORE CONSERVATIVE
AIM Select Equity(3)
AIM Value II                                      SECTOR EQUITY FUNDS
AIM Value
AIM Blue Chip                                   MORE AGGRESSIVE
AIM Mid Cap Basic Value
AIM Large Cap Core Equity               AIM New Technology
AIM Charter                             AIM Global Telecommunications and Technology
AIM Basic Value                         AIM Global Energy(5)
AIM Large Cap Basic Value               AIM Global Infrastructure
AIM Balanced                            AIM Global Financial Services
AIM Basic Balanced                      AIM Global Health Care
                                        AIM Global Utilities
        MORE CONSERVATIVE               AIM Real Estate(6)

                                                MORE CONSERVATIVE

                         FIXED-INCOME FUNDS

TAXABLE FIXED-INCOME FUNDS                TAX-FREE FIXED-INCOME FUNDS

        MORE AGGRESSIVE                         MORE AGGRESSIVE

AIM High Yield II                       AIM High Income Municipal
AIM High Yield                          AIM Municipal Bond
AIM Strategic Income                    AIM Tax-Free Intermediate
AIM Income                              AIM Tax-Exempt Cash
AIM Global Income
AIM Total Return Bond                           MORE CONSERVATIVE
AIM Intermediate Government
AIM Floating Rate
AIM Limited Maturity Treasury
AIM Money Market

        MORE CONSERVATIVE

When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. This order is subject to change.
(1)Closed to new investors. (2)On March 18, 2002, AIM Small Cap Growth Fund was closed to most investors. For more information on who may continue to invest in the fund, please contact your financial advisor. (3)On July 13, 2001, AIM Select Growth Fund was renamed AIM Select Equity Fund. (4)On July 1, 2001, AIM Advisor International Value Fund was renamed AIM International Value Fund. (5)On September 1, 2001, AIM Global Resources Fund was renamed AIM Global Energy Fund.
(6)On July 1, 2001, AIM Advisor Real Estate Fund was renamed AIM Real Estate Fund. FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after July 20, 2002, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter-end.

*As of 3/31/02                                          [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                       GLG-SAR-1

A I M DISTRIBUTORS, INC.